Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,255,390
Previously Paid Amount	0.00
Total Fee Amount	544.22
Total Offset Amount	0.00
Net Fee	544.22
Narrative - Max Aggregate Offering Price	$ 6,255,390
Final Prospectus	true